Provisions for employee benefits - Additional information (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Statement
Net benefit liability (asset)	€ 1,201	€ 1,136
Estimate of contributions expected to be paid to plan for next annual reporting period	132
Exploration & Production
Statement
Net benefit liability (asset)	268	175
Defined benefit plan
Statement
Estimate of contributions expected to be paid to plan for next annual reporting period	61
Other benefit plans
Statement
Net benefit liability (asset)	268	€ 278
Deferred monetary incentive plans
Statement
Net benefit liability (asset)	128
Isopensione
Statement
Net benefit liability (asset)	97
Jubilee Awards
Statement
Net benefit liability (asset)	28
Other Long term Plans
Statement
Net benefit liability (asset)	€ 15